Report of Directors Corporate Governance - Scorecard assessment (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
CET1 capital ratio	14.90%	14.90%
Georges Elhedery
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk & compliance modifier | £		£ 0
Annual incentive	$ 3,605,000	£ 3,605	$ 1,677,000
Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	$ 0.172
Assessment (%)	100.00%	100.00%
Weighting (%)	25.00%	25.00%
Reported RoTE | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	$ 0.130
Reported RoTE | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	0.160
Target basis operating expenses ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	$ 0.030
Assessment (%)	43.75%	43.75%
Weighting (%)	15.00%	15.00%
Target basis operating expenses ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	$ 0.035
Target basis operating expenses ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	$ 0.015
Profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance percentage	3660000000000.00%	3660000000000.00%
Assessment (%)	100.00%	100.00%
Weighting (%)	10.00%	10.00%
Profit before tax ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	2830000000000.00%	2830000000000.00%
Profit before tax ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	3460000000000.00%	3460000000000.00%
Fee income growth relative to balance sheet growth
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	10.00%	10.00%
Fee income growth relative to balance sheet growth | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance percentage	8.10%	8.10%
Assessment (%)	100.00%	100.00%
Fee income growth relative to balance sheet growth | Minimum | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	2.00%	2.00%
Fee income growth relative to balance sheet growth | Maximum | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	6.00%	6.00%
Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assessment (%)	76.00%	76.00%
Weighting (%)	15.00%	15.00%
Deliver benefits of announced organisational changes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assessment (%)	87.50%	87.50%
Weighting (%)	8.00%	8.00%
People and culture
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assessment (%)	50.00%	50.00%
Weighting (%)	7.00%	7.00%
Regulatory excellence, wealth acceleration and strategic investments, Group technology strategy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	10.00%	10.00%
Group Chief Executive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual Maximum Scorecard Opportunity | £		£ 4,500
Annual incentive | £		£ 3,605
Group Chief Executive | Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	25.00%	25.00%
Group Chief Executive | Target basis operating expenses ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	6.56%	6.56%
Group Chief Executive | Profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	10.00%	10.00%
Group Chief Executive | Fee income growth relative to balance sheet growth | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	10.00%	10.00%
Group Chief Executive | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	11.40%	11.40%
Group Chief Executive | Deliver benefits of announced organisational changes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	7.00%	7.00%
Group Chief Executive | People and culture
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	3.50%	3.50%
Group Chief Executive | Regulatory excellence, wealth acceleration and strategic investments, Group technology strategy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	6.67%	6.67%
Group Chief Executive | Formulaic scorecard outcome
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	80.13%	80.13%
Group Chief Executive | Risk adjustment (%)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	0.00%	0.00%
Group Chief Executive | Scorecard outcome after risk adjustment (%)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	80.13%	80.13%
Group Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual Maximum Scorecard Opportunity | £		£ 2,625
Annual incentive | £		£ 2,100
Group Chief Financial Officer | Regulatory excellence, wealth acceleration and strategic investments, Group technology strategy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	6.57%	6.57%
Group Chief Financial Officer | Formulaic scorecard outcome
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	80.03%	80.03%
Group Chief Financial Officer | Risk adjustment (%)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	0.00%	0.00%
Group Chief Financial Officer | Scorecard outcome after risk adjustment (%)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	80.03%	80.03%